SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Unamortized issuance costs and discount		$ (11,681,363)	$ (7,456,039)
Convertible notes - total principal		14,432,996	7,482,104
Convertible Notes, Net of Debt Discount	$ 307,425	2,751,633	26,065
Original Securities [Member]
Short-Term Debt [Line Items]
Balance		26,065
Principal of Convertible Notes issued - New securities	19,058,426	7,315,138
Issuance costs		(535,717)	(105,745)
Debt discount	(19,058,426)	(6,479,421)	(964,153)
Debt accretion		2,763,749	90,611
Debt extinguishment			(195,658)
Debt accretion new sercurities	5,451,150
Debt accretion associated with Mandatory Default Amount	7,258,256
Debt conversion amount	(85,486)
Balance			26,065
Convertible Notes, Net of Debt Discount
New Securities [Member]
Short-Term Debt [Line Items]
Balance	2,751,633
Issuance costs		(535,717)	(671,044)
Debt discount		(6,479,421)	(6,784,995)
Debt accretion		2,763,749	26,065
Debt extinguishment	(4,587,374)	(338,181)
Debt extinguishment	1,835,741
Balance	12,623,920	2,751,633
Convertible Notes, Net of Debt Discount		2,751,633	$ 26,065
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes - total principal	18,824,730	14,432,996
Mandatory Default Amount	7,258,256
Unamortized issuance costs and discount	(13,459,066)	(11,681,363)
OID Convertible Notes, Net of Debt Discount	12,623,920	2,751,633
Current portion	12,316,495
Convertible notes - total principal	307,425	2,751,633
O I D Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt accretion	150,086
Unamortized issuance costs and discount	(3,631,249)
OID Convertible Notes, Net of Debt Discount	150,086
Current portion	150,086
Convertible notes - total principal
OID Convertible Notes - total principal	$ 3,781,335